Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Benham California Tax-Free and Municipal Funds (the "Trust") Benham California Tax-Free Money Market Fund (the "Funds") Benham California Municipal Money Market Fund
         Benham California Tax-Free Short-Term Fund
         Benham California Tax-Free Intermediate-Term Fund
         Benham California Tax-Free Long-Term Fund
         Benham California  High-Yield Fund
         Benham California Tax-Free Insured Fund
         1933 Act File No. 2-82734
         1940 Act File No. 811-3706

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post Effective Amendment No. 22, filed October 27, 1995, to the issuer's Registration Statement on Form N-1A.

     Any concerns regarding this filing should be directed to the undersigned at 1-415-967-9625.

Very Truly Yours,

/s/Steven  D. Bebout
Steven D. Bebout
Federal Document Analyst